Long-Term Investments - Schedule of Long-Term Investments (Details) - USD ($)	Dec. 31, 2025	Dec. 31, 2024
Equity method investments:
Subtotal	$ 4,682,669	$ 4,342,117
Less: impairment	(2,436,361)	(2,334,160)
Total	2,246,308	2,007,957
Shidong (Suzhou) Investment Co., Ltd. (“Suzhou Investment”) [Member]
Equity method investments:
Subtotal	37,240	37,076
Shenzhen Jiazhong Creative Capital LLP (“Jiazhong”) [Member]
Equity method investments:
Subtotal	2,137,569	1,902,381
Beijing Jinshuibanlv Technology Co., Ltd. (“Jinshuibanlv”) [Member]
Equity method investments:
Subtotal	1,143,985	1,095,996
Hangzhou Zhongfei Aerospace Health Management Co., Ltd. (“Zhongfei”) [Member]
Equity method investments:
Subtotal	428,994	410,998
Shanghai Zhongren Yinzhirun Investment Management Partnership (“Yinzhirun”) [Member]
Equity method investments:
Subtotal	285,996	273,999
Jiangxi Cheyi Tongcheng Car Networking Tech Co., Ltd. (“Cheyi”) [Member]
Equity method investments:
Subtotal	227,041	217,517
Chengdu Wanchang Enterprise Management Consulting Partnership (Limited Partnership) (“Wanchang”) [Member]
Equity method investments:
Subtotal	71,499	68,500
Shanghai Outu Home Furnishings Co., Ltd. (“Outu”) [Member]
Equity method investments:
Subtotal	71,499	68,500
Zhejiang Qianshier Household Co., Ltd. (“Qianshier”) [Member]
Equity method investments:
Subtotal	71,499	68,500
Taizhou Jiamenkou Auto Greengrocer’s Delivery Technology Co., Ltd. (“Jiamenkou”) [Member]
Equity method investments:
Subtotal	71,499	68,500
Zhejiang Yueteng Information Technology Co., Ltd. (“Yueteng”) [Member]
Equity method investments:
Subtotal	71,499	68,500
Shidong Funeng (Ruzhou) Industry Development Co., Ltd. ( “Funeng”) [Member]
Equity method investments:
Subtotal	38,609	36,990
Dongguan Zhiduocheng Car Service Co., Ltd. (“Car Service”) [Member]
Equity method investments:
Subtotal	$ 25,740	$ 24,660